Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions [Abstract]
Related party transactions
13. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2016:

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group’s ordinary shareholders

Ahead (Shanghai) Trade Co., Ltd. (“Ahead”)	Subsidiary of Softbank, one of the Group’s ordinary shareholders

(a) The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Marketing and platform service fees paid to Alibaba Group	69,072	141,412	246,136
Logistic service fees paid to Alibaba Group	1,603	2,059	-
Store operation service revenue generated from Ahead	622	7,850	3,606
Commission fee paid to Ahead	484	1,134	4,285

(b) The Group had the following balances with its related parties:

	As of December 31,
	2015	2016
	RMB	RMB

Amount due to Investors and Founding Shareholders	7,469	-
Amount due from Alibaba Group	18,702	10,392
Amount due from Ahead	18,863	28,380

In connection with the Redomiciliation, as a condition to obtain PRC approval, the Company is required to demonstrate that it has sufficient fund to legally acquire 100% of the equity interest of Shanghai Baozun from the then shareholders of Shanghai Baozun which is determined to be approximately RMB69,000 by the PRC government. In order to facilitate such approval process, the Founding Shareholders and the Investors advanced RMB20,963 and RMB47,978, respectively to the Company. As of December 31, 2015, the Company returned RMB61,472 to its Founding Shareholders and Investors after the Redomiciliation process was completed. The remaining RMB7,469 was considered as additional capital contribution as it is no longer needed to be paid in 2016.

Amount due from Alibaba Group consisted of receivables of RMB18,702 and RMB10,392 to be collected from Alibaba Group for promotion services provided by the Group and deposits paid as of December 31, 2015 and 2016, respectively.

Amount due from Ahead consisted of receivables from Ahead for services provided by the Group and the amounts collected by Ahead on behalf of the Group. The receivables from Ahead for services provided by the Group as of December 31, 2015 and 2016 were RMB 2,912 and RMB436, respectively. The Group entered into agency agreements with Ahead, under which Ahead is designated by the Group to collect payment for its service to certain brand partners. In connection with the agency agreements, amounts to be collected by Ahead on behalf of the Group as of December 31, 2015 and 2016 were RMB 15,951 and RMB27,944, respectively.